UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09941

Ambassador Funds

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(Exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800

Detroit, MI 48226

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(Address of principal executive offices) (Zip Code)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

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(Name and address of agent for service)

Registrant's telephone number, including area code:  313-961-3111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.   Schedule of Investments

The following is the schedule of investments as of September 30, 2012 for the Ambassador Funds, a Delaware statutory trust, consisting of three series:  Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (the “Funds”). As indicated on the Supplement Dated September 28, 2012 to the Prospectus and Statement of Additional Information dated April 30, 2012, the Funds’ investment subadviser began converting the portfolio to cash in anticipation of the October 15, 2012 liquidation date.

Ambassador Funds
Selkirk Opportunities Fund	Schedule of Portfolio Investments
		September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
Mutual Funds – 60.4%

114,064	Fidelity Institutional Government Money Market Fund	114,064

Total Mutual Funds		114,064
(Cost $114,064)(a)

Total Investments – 60.4%		114,064
(Cost $114,064)(a)

Other Net Assets Less Liabilities – 39.6%		74,863

Net Assets - 100%		188,927

(a)

Cost for book and tax purposes is the same.

Ambassador Funds
Selkirk Core Fund	Schedule of Portfolio Investments
September 30, 2012 (unaudited)

NUMBER OF SHARES	VALUE

Mutual Funds -42.6%

72,691	Fidelity Institutional Government Money Market Fund	72,691

Total Mutual Funds		72,691
(Cost $72,691)(a)

Total Investments – 42.6%		72,691
(Cost $72691)(a)

Other Net Assets Less Liabilities – 57.4%		97,970

Net Assets - 100%		$170,661

(a)

Cost for book and tax purposes is the same.

Ambassador Funds
Selkirk Income Fund	Schedule of Portfolio Investments
September 30, 2012 (unaudited)

NUMBER OF SHARES	VALUE

Mutual Funds – 42.9%

78,972	Fidelity Institutional Government Money Market Fund	78,972

Total Mutual Funds		78,972
(Cost $78,972)(a)

Total Investments – 42.9%		78,972
(Cost $78,972)(a)

Other Net Assets Less Liabilities - 57.1%		105,254

Net Assets - 100%		$184,226

(a)

Cost for book and tax purposes is the same.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments at September 30, 2012, based on the inputs used to value them (in thousands):

NVESTMENTS IN SECURITIES (unaudited)

	(Level 1)	(Level 2)	(Level 3)	Total
Selkirk Opportunities Fund
Common Stocks	$0	$0	$0	$0
Money Market Fund	$114	$0	$0	$114

Fund Total	$114	$0	$0	$114

Selkirk Core Fund
Common Stocks	$0	$0	$0	$0
Money Market Fund	$73	$0	$0	$73

Fund Total	$73	$0	$0	$73

Selkirk Income Fund
Common Stocks	$0	$0	$0	$0
Money Market Fund	$79	$0	$0	$79

Fund Total	$79	$0	$0	$79

The Fund's fixed income investments are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act (17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ambassador Funds

By (Signature and Title)* /s/  Brian T. Jeffries

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Brian T. Jeffries, Principal Executive Officer

Date:  November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Brian T. Jeffries

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Brian T. Jeffries, Principal Executive Officer

Date:  November 16, 2012

By (Signature and Title)* /s/  Maria C. De Nicolo

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Maria C. De Nicolo, Principal Financial Officer

Date:  November 16, 2012